Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Cash flows from operating activities:
Net income		¥ 21,431,126	$ 3,078,388	¥ 6,477,417	¥ 10,849,137
Net loss/(income) from discontinued operations		(7,962,519)	(1,143,744)	2,138,682	834,454
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization		2,613,782	375,446	2,060,135	791,778
Fair value change of equity security investments and other financial instruments		(751,693)	(107,974)	248,169
Investment impairment		177,567	25,506	159,703	58,537
Share-based compensation cost		2,404,089	345,326	2,471,731	1,984,851
Allowance for/(Reversal of) doubtful accounts		(28,583)	(4,106)	50,954	60,826
Loss/(Gain) on disposal of property, equipment and software		5,122	736	(1,385)	5,072
Unrealized exchange losses/(gains)		(9,981)	(1,434)	31,998	440,529
Gain on disposal of long-term investments, business and subsidiaries		(98,489)	(14,147)	(213,339)	(9,595)
Deferred income taxes		150,629	21,637	(70,621)	(438,307)
Net equity share of losses/(gains) from equity method investees		(4,322)	(621)	98,301	12,232
Fair value changes of short-term investments		(657,606)	(94,459)	(463,483)	(389,793)
Changes in operating assets and liabilities:
Accounts receivable		(11,314)	(1,625)	(612,656)	596,054
Inventories		415,057	59,619	(81,440)	(754,889)
Prepayments and other assets		(1,488,564)	(213,819)	(719,035)	201,931
Accounts payable		13,229	1,900	112,435	116,906
Salary and welfare payables		146,146	20,993	725,515	649,460
Taxes payable		(133,801)	(19,219)	685,024	(170,130)
Deferred revenue		883,742	126,942	1,757,874	(1,375,811)
Accrued liabilities and other payables		(182,646)	(26,235)	(196,136)	1,401,210
Net cash provided by continuing operating activities		16,910,971	2,429,110	14,659,843	14,864,452
Net cash (used in)/provided by discontinued operating activities		305,487	43,880	(1,243,966)	(2,975,214)
Net cash provided by operating activities		17,216,458	2,472,990	13,415,877	11,889,238
Cash flows from investing activities:
Purchase of property, equipment and software		(1,209,477)	(173,731)	(2,169,404)	(1,654,486)
Proceeds from sale of property, equipment and software		60,601	8,705	6,688	4,425
Purchase of intangible assets, content and licensed copyrights		(2,119,307)	(304,419)	(1,741,225)	(791,580)
Purchase of land use right				(2,926,795)	(6,488)
Net change of short-term investments with terms of three months or less		(1,023,165)	(146,969)	(1,172,326)	(895,298)
Purchase of short-term investments		(22,370,000)	(3,213,249)	(13,393,000)	(12,491,000)
Proceeds from maturities of short-term investments		20,225,342	2,905,189	13,071,359	15,615,544
Investment in equity method investees		(450,695)	(64,738)	(272,451)	(235,769)
Acquisitions of other equity investments		(1,111,493)	(159,656)	(2,751,040)	(900,712)
Proceeds from disposal of investment in equity method investees and other equity investments		406,702	58,419		350,418
Placement/rollover of time deposits		(77,083,350)	(11,072,330)	(41,553,428)	(33,984,148)
Proceeds from maturity of time deposits		54,381,647	7,811,435	39,924,525	22,429,597
Change in other long-term assets		(42,345)	(6,082)	(133,039)	(100,646)
Amounts (paid to) / received from disposed businesses		9,031,051	1,297,229	(1,889,560)	(3,296,366)
Net cash used in continuing investing activities		(21,304,489)	(3,060,197)	(14,999,696)	(15,956,509)
Net cash provided by/ (used in) discontinued investing activities		(832,252)	(119,546)	1,430,181	3,101,239
Net cash used in investing activities		(22,136,741)	(3,179,743)	(13,569,515)	(12,855,270)
Cash flows from financing activities:
Net proceeds from short-term loan with terms of three months or less		2,538,267	364,599	6,194,113	3,095,465
Proceeds of short-term loan		730,087	104,870	34,256	9,505
Repayment of short-term loan		(296,823)	(42,636)	(18,761)
Dividends paid to shareholders		(8,840,634)	(1,269,878)	(1,440,194)	(3,257,607)
Repurchase of redeemable noncontrolling interests				(780,000)
Proceeds from issuance of redeemable noncontrolling interest shareholders, net of issuance cost		5,242,180	752,992	5,294,174	600,000
Repurchase of noncontrolling interest				(195,000)
Capital injection from noncontrolling interest shareholders		1,698,810	244,019	15,510	311,500
Cash (paid for)/ refund received from share repurchase		10,638	1,528	(7,516,679)	(2,061,591)
Net cash (used in)/provided by financing activities	[1]	1,082,525	155,494	1,587,419	(1,302,728)
Effect of exchange rate changes on cash, cash equivalents and restricted cash held in foreign currencies		29,080	4,177	81,511	(12,766)
Net (decrease)/increase in cash, cash equivalents and restricted cash		(3,808,678)	(547,082)	1,515,292	(2,281,526)
Cash, cash equivalents and restricted cash, beginning of the year		10,206,538	1,466,077	8,691,246	10,972,772
Cash, cash equivalents and restricted cash, end of the year		6,397,860	918,995	10,206,538	8,691,246
Supplemental disclosures of cash flow information of continuing operation:
Cash paid for income taxes, net of tax refund		3,193,802	458,761	2,003,158	2,705,804
Cash paid for interest expenses		431,395	61,966	301,761	84,708
Supplemental schedule of non-cash investing and financing activities of continuing operation:
Fixed asset purchases financed by accounts payable and accrued liabilities		¥ 304,944	$ 43,802	¥ 351,610	¥ 293,045

[1]	There is no financing activity from discontinued opearations.